Segment Data - Schedule of summarized financial information by segment (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total revenue	$ 2,401.9	$ 2,076.0	$ 1,974.3	$ 1,767.7	$ 2,052.7	$ 1,709.3	$ 1,700.6	$ 1,461.3	$ 8,219.9	$ 6,923.9	$ 6,215.7
Less: Gross contract costs									(2,271.8)	(1,627.3)	(1,406.0)
Fee-based operating expenses									5,935.5	5,467.7	5,105.1
Adjusted EBITDA									659.1	528.5	474.8
Americas
Segment Reporting Information [Line Items]
Total revenue									5,724.7	4,600.2	4,124.3
EMEA
Segment Reporting Information [Line Items]
Total revenue									999.8	863.3	755.5
APAC
Segment Reporting Information [Line Items]
Total revenue									1,495.4	1,460.4	1,335.9
Operating segments
Segment Reporting Information [Line Items]
Fee-based operating expenses									5,297.0	4,803.7	4,373.7
Operating segments | Americas
Segment Reporting Information [Line Items]
Total revenue									5,724.7	4,600.2	4,124.3
Less: Gross contract costs									(1,684.5)	(1,023.4)	(851.4)
Acquisition accounting adjustments									2.5	20.0	30.6
Fee revenue									4,042.7	3,596.8	3,303.5
Segment operating expenses									5,276.9	4,275.1	3,843.8
Fee-based operating expenses									3,592.4	3,251.7	2,992.4
Adjusted EBITDA									450.3	344.6	311.6
Operating segments | EMEA
Segment Reporting Information [Line Items]
Total revenue									999.8	863.3	755.5
Less: Gross contract costs									(111.9)	(81.3)	(65.0)
Acquisition accounting adjustments									0.0	3.2	(0.8)
Fee revenue									887.9	785.2	689.7
Segment operating expenses									896.5	769.8	670.9
Fee-based operating expenses									784.6	688.5	605.9
Adjusted EBITDA									107.9	108.8	90.8
Operating segments | APAC
Segment Reporting Information [Line Items]
Total revenue									1,495.4	1,460.4	1,335.9
Less: Gross contract costs									(475.4)	(522.6)	(489.6)
Acquisition accounting adjustments									0.0	0.0	0.3
Fee revenue									1,020.0	937.8	846.6
Segment operating expenses									1,395.4	1,386.1	1,265.0
Fee-based operating expenses									920.0	863.5	775.4
Adjusted EBITDA									100.9	75.1	72.4
Operating segments | Property, facilities and project management | Americas
Segment Reporting Information [Line Items]
Fee revenue									1,698.6	1,638.3	1,445.4
Operating segments | Property, facilities and project management | EMEA
Segment Reporting Information [Line Items]
Fee revenue									262.1	200.5	172.9
Operating segments | Property, facilities and project management | APAC
Segment Reporting Information [Line Items]
Fee revenue									661.4	649.7	572.4
Operating segments | Leasing | Americas
Segment Reporting Information [Line Items]
Fee revenue									1,481.6	1,244.6	1,140.7
Operating segments | Leasing | EMEA
Segment Reporting Information [Line Items]
Fee revenue									265.0	256.5	229.1
Operating segments | Leasing | APAC
Segment Reporting Information [Line Items]
Fee revenue									174.1	149.7	129.1
Operating segments | Capital markets | Americas
Segment Reporting Information [Line Items]
Fee revenue									699.4	530.4	536.2
Operating segments | Capital markets | EMEA
Segment Reporting Information [Line Items]
Fee revenue									173.5	154.3	128.0
Operating segments | Capital markets | APAC
Segment Reporting Information [Line Items]
Fee revenue									86.7	55.8	66.6
Operating segments | Valuation and other | Americas
Segment Reporting Information [Line Items]
Fee revenue									163.1	183.5	181.2
Operating segments | Valuation and other | EMEA
Segment Reporting Information [Line Items]
Fee revenue									187.3	173.9	159.7
Operating segments | Valuation and other | APAC
Segment Reporting Information [Line Items]
Fee revenue									$ 97.8	$ 82.6	$ 78.5